ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Pershing Gold Corporation (the “Company”), formerly named Sagebrush Gold Ltd., formerly named The Empire Sports & Entertainment Holdings Co. (“Empire”), formerly named Excel Global, Inc., was incorporated under the laws of the State of Nevada on August 2, 2007. On February 27, 2012, the Company changed its name to Pershing Gold Corporation. The Company is a gold and precious metals exploration company pursuing exploration and development opportunities primarily in Nevada. The Company is currently focused on exploration of its Relief Canyon properties in Pershing County in northwestern Nevada. None of the Company’s properties contain proven and probable reserves, and all of the Company’s activities on all of its properties are exploratory in nature.

On September 1, 2011, the Company exited the sports and entertainment business and disposed of its Empire subsidiary pursuant to a Stock Purchase Agreement by and between the Company, Empire and Concert International Inc. (“CII”). Pursuant to the stock purchase agreement, the Company agreed to sell to CII its Empire subsidiary, including the 66.67% equity ownership interest in Capital Hoedown Inc. (“Capital Hoedown”), for $500,000. As a result, on September 1, 2011, Empire and Capital Hoedown were no longer subsidiaries of the Company.

A wholly-owned subsidiary, EXCX Funding Corp., a Nevada corporation was formed in January 2011 and held the note payable - related party (see Note 8), which was exchanged for the Company’s Series E Convertible Preferred Stock and warrants in August 2013 and cancelled (see Note 13).

On August 30, 2011, the Company, through its wholly-owned subsidiary, Gold Acquisition Corp. (“Gold Acquisition”) acquired the Relief Canyon Mine property (“Relief Canyon”) located in Pershing County, near Lovelock, Nevada, for an aggregate purchase price consisting of: (i) $12,000,000 cash and (ii) $8,000,000 in senior secured convertible promissory notes.

A wholly-owned subsidiary, Pershing Royalty Company., a Delaware corporation, was formed on May 17, 2012 to hold royalty interests in two gold exploration properties (see Note 3).

Going concern

The Company is in the exploration stage and does not generate revenues to meet its operating expenses.

These consolidated financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business over a reasonable period of time. The Company has incurred a net loss of approximately $5.0 million for the six months ended June 30, 2013, $3.3 million of net cash used in operations for the six months ended June 30, 2013 and cumulative net losses of approximately $86.9 million since its inception and requires capital for its contemplated operational and exploration activities to take place. The Company plans to raise additional capital to carry out its business plan. The Company's ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company's contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of the uncertainties.

In August 2013, the Company completed a private placement to several accredited investors for the purchase of 9,091 shares of its Series E Convertible Preferred Stock (“Series E”) and 10,909,200 warrants for aggregate net proceeds of approximately $9.0 million (see Note 13).

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Pershing Gold Corporation (the “Company”), formerly Sagebrush Gold Ltd., formerly The Empire Sports & Entertainment Holdings Co. (“Empire”), formerly Excel Global, Inc., was incorporated under the laws of the State of Nevada on August 2, 2007. On February 27, 2012, the Company changed its name to Pershing Gold Corporation. The Company is a gold and precious metals exploration company pursuing exploration and development opportunities primarily in Nevada. The Company is currently focused on exploration of its Relief Canyon properties in Pershing County in northwestern Nevada. None of the Company’s properties contain proven and probable reserves, and all of its activities on all of the Company’s properties are exploratory in nature.

A wholly-owned subsidiary, EXCX Funding Corp., a Nevada corporation was formed in January 2011.

On September 1, 2011, the Company exited the sports and entertainment business and disposed of its Empire subsidiary pursuant to a Stock Purchase Agreement by and between the Company, Empire and Concert International Inc. (“CII”) (see Note 14). Pursuant to the stock purchase agreement, the Company agreed to sell to CII its Empire subsidiary, including the 66.67% equity ownership interest in Capital Hoedown Inc. (“Capital Hoedown”), for $500,000 which was payable on March 31, 2012 pursuant to a Senior Promissory Note issued by CII to the Company. As a result, on September 1, 2011, Empire and Capital Hoedown are no longer considered subsidiaries of the Company.

On May 24, 2011, the Company entered into four limited liability company membership interests purchase agreements with the owners of Arttor Gold LLC (“Arttor Gold”). Each of the owners of Arttor Gold, sold their interests in Arttor Gold in privately negotiated sales resulting in the Company acquiring 100% of Arttor Gold. Pursuant to the Agreements, the Company issued 8,000,000 shares of Series B Convertible Preferred Stock and 13,000,000 shares of Common Stock in exchange for 100% membership interests in Arttor Gold.

As a result of this transaction, on May 24, 2011, Arttor Gold became a wholly-owned subsidiary of the Company. Arttor Gold (an exploration stage company), a Nevada limited liability company, was formed and organized on April 28, 2011. Arttor Gold operates as a U.S. based junior gold exploration and mining company.

A wholly-owned subsidiary, Noble Effort Gold, LLC, a Nevada limited liability company (“Noble Effort”), was formed in June 2011. A wholly-owned subsidiary, Continental Resources Acquisition Sub, Inc., a Florida corporation, was formed in July 2011. A wholly-owned subsidiary, Gold Acquisition Corp., a Nevada corporation, was formed in August 2011.

On July 22, 2011, the Company, Continental Resources Acquisition Sub, Inc. (“Acquisition Sub”), and Continental Resources Group, Inc. (“Continental”), entered into an asset purchase agreement and, through the Acquisition Sub, closed on the purchase of substantially all of the assets of Continental in consideration for (i) shares of the Company’s common stock which was equal to eight shares for every 10 shares of Continental’s common stock outstanding; (ii) the assumption of the outstanding warrants to purchase shares of Continental’s common stock and (iii) the assumption of Continental’s 2010 Equity Incentive Plan and all options granted and issued thereunder (see Note 3). After giving effect to the foregoing, the Company issued 76,095,215 shares of its common stock, 41,566,999 warrants, and 2,248,000 stock options following the transaction.

Consequently, the issuance of 76,095,215 shares of the Company’s common stock to Continental accounted for approximately 67% of the total issued and outstanding stock of the Company as of July 22, 2011 and the Company became a majority owned subsidiary of Continental.

Effective February 2012, the Company is considered to be an equity method investee as a result of the decrease in Continental’s ownership interest of less than 50% which is accounted for under equity method of accounting. As of December 31, 2012, Continental holds a 28.54% interest in the Company.

On August 30, 2011, the Company, through its wholly-owned subsidiary, Gold Acquisition Corp. (“Gold Acquisition”) acquired the Relief Canyon Mine (“Relief Canyon”) located in Pershing County, near Lovelock, Nevada, for an aggregate purchase price consisting of: (i) $12,000,000 cash and (ii) $8,000,000 of senior secured convertible promissory notes issued to Platinum Long Term Growth LLC (“Platinum”) and Lakewood Group LLC (“Lakewood”).

A newly-formed wholly-owned subsidiary of the Company, Red Battle Corp. (“Red Battle”), a Delaware corporation, was formed on April 30, 2012 and on May 23, 2012, purchased all of the outstanding membership interests of Arttor Gold and Noble Effort.

The Company entered into an Agreement and Plan of Merger on May 24, 2012 with Valor Gold Corp. and Valor Gold Acquisition Corp., a wholly-owned subsidiary of Valor Gold Corp., (see Note 3) for the purpose of divesting its Red Rocks and North Battle gold properties. As a result of this transaction, Red Battle, together with Arttor Gold and Noble Effort, became wholly-owned subsidiaries of Valor Gold.

A newly-formed wholly-owned subsidiary, Pershing Royalty Company., a Delaware corporation, was formed on May 17, 2012 for the purpose of entering into a Net Smelter Return Production Royalty Agreement (“NSR Agreement”) with Arthur Leger (see Note 3).

On June 11, 2012, the Company and American Strategic Minerals Corporation (“Amicor”) effected the exercise of an Option Agreement, through the assignment of Continental Resources Acquisition Sub, Inc. (“Acquisition Sub”), (see Note 3). As a result of the assignment of Acquisition Sub, the Company divested all of its uranium assets to Amicor.